Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)	3,347,305	3,347,305
Potential issuance of subsribed shares (in shares)	879,197
Profit /(loss) attributable to Atlantica	$ 4,070	$ (6,829)
Average number of ordinary shares outstanding - basic (in shares)	113,541,000	110,594,000
Average number of ordinary shares outstanding - diluted (in shares)	117,665,000	113,941,000
Earnings per share for the period - basic (in dollars per share)	$ 0.04	$ (0.06)
Earnings per share for the period - diluted (in dollars per share)	$ 0.03	$ (0.06)